Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ 2,454	$ 4,231	$ 1,158
Reclassification adjustment for net gains included in net earnings, taxes	$ 209	$ 30	$ 100